Commitments and Contingencies	9 Months Ended
Sep. 30, 2011
Commitments
Commitments and Contingencies

Note 14 — Commitments and Contingencies

The Company assumed long-term firm transportation contracts in the ING Asset acquisition.  Capacity levels and related demand charges for the remaining term of the contracts at September 30, 2011 are (i) for the remainder of 2011 through 2013; approximately 7,700 dekatherms per day capacity with demand charges ranging between $.22 and $1.40 per dekatherm, (ii) for 2014 through May 2015; 3,450 dekatherms per day with demand charges ranging between $.22 and $.65 and (iii) for June 2015 through 2017; 2,300 dekatherms per day with demand charges of $.65 per dekatherm.  A liability of approximately $8.2 million related to firm transportation contracts assumed in the ING Asset acquisition (see Note 4) was recorded of which $7.5 million is reflected on the Company’s consolidated balance sheets as of September 30, 2011.

In addition to the contracts assumed in the ING Asset acquisition, the Company has other long-term firm transportation contracts related to the Nytis LLC assets.  Capacity and related demand charges for the remaining term of the contracts at September 30, 2011 are (i) for the remainder of 2011 through March 2013; 1,300 dekatherms per day with demand charges ranging from $.22 to $.80 per dekatherm and (ii) 1,000 dekatherms per day with demand charges of $.22 from April 2013 through April 2036.

In connection with the Private Placement (see Note 9) of the Company’s common stock and Series A Convertible Preferred Stock, the Company entered into a Registration Rights Agreement (the “Agreement”) with the purchasers of the common stock.  Pursuant to the Agreement, the Company is required to file with the SEC and have declared effective one or more registration statements to register the resale of the common stock shares sold in the Private Placement.  If the Company fails to meet the deadlines for filing and effectiveness of the registration statement(s) set forth in the Agreement or if it fails to maintain the effectiveness thereof for the term provided for in the Agreement, the Company will be obligated to make pro rata payments to the common stock purchasers in an amount equal to 1.5% of the aggregate amount invested by such purchasers for each 30 day period until the Company fulfills its obligations.  The Company filed the registration statement within the time period required by the Agreement, however such registration has not been declared effective within the time period required by the Agreement.  Accordingly, the Company may be obligated to make pro rata payments to the common stock purchasers until the registration statement has been declared effective.  The Company has recorded a liability of $450,000 which represents the Company’s potential exposure for these payments as of the date of this filing.